CONTINGENT LIABILITIES (Brazilian Federal Communication Agency - Anatel) (Details)									1 Months Ended		12 Months Ended
	Dec. 13, 2018 USD ($)	Dec. 13, 2018 ILS (₪)	Jan. 12, 2016 USD ($)	Jan. 12, 2016 BRL (R$)	Jul. 13, 2015 USD ($)	Jul. 13, 2015 ILS (₪)	Mar. 05, 2012 USD ($)	Mar. 05, 2012 ILS (₪)	Nov. 22, 2016 USD ($)	Nov. 22, 2016 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Loss Contingencies [Line Items]
Total amount claimed	$ 170,000,000
Amount of compensation to plaintiff							$ 8,700
NIS [Member]
Loss Contingencies [Line Items]
Total amount claimed | ₪		₪ 600,000,000
Amount of compensation to plaintiff | ₪								₪ 30,000
Unfavorable Regulatory Action FUST Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment			$ 870,000
Aggregate tax assessment											$ 3,980,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2007 and 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											1,299,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											907,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2011 and 2012 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											905,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$				R$ 3,507,860
Aggregate tax assessment | R$												R$ 16,050,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2007 and 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												5,235,370
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												3,656,554
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2011 and 2012 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												3,646,273
Unfavorable Regulatory Action FUNTELL Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment									$ 358,000
Previous tax assessment											1,510,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											337,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2007 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											243,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											239,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2011 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											$ 336,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$										R$ 1,444,778
Previous tax assessment | R$												610,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												1,358,133
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2007 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												979,582
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												964,984
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2011 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												R$ 1,354,337
Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Total amount claimed					$ 87,000,000
Unfavorable Regulatory Action [Member] | NIS [Member]
Loss Contingencies [Line Items]
Total amount claimed | ₪						₪ 300,000,000